Short Term Borrowings	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Debt Disclosure [Abstract]
Short Term Borrowings

Note 8 – Short Term Borrowings

Following is a summary of short-term borrowings as at December 31, 2015 and March 31, 2015;

	12/31/2015	03/31/2015
Yenom (Pvt.) Limited	$-	$124,607
PAN Asia Bank – Short term overdraft	163,485	39,982
Commercial Bank	1,974	-
	$165,459	$164,589

Bank overdraft facility, obtained from Pan Asia Banking Corporation PLC, contains an interest rate of 9.7% per annum.

Note 9 – Short term borrowings

Following is a summary of short term borrowings as at March 31, 2015 and 2014;

	03/31/2015	03/31/2014
Yenom (Pvt.) Limited	$124,607	$-
PAN Asia Bank – Short term overdraft	39,982	-
	$164,589	$-

Short term loan obtained from Yenom Private Limited contains an interest rate of 6% per annum and bank overdraft facility, obtained from Pan Asia Banking Corporation PLC, contains an interest rate of 9.7% per annum.